Cash and Cash Equivalents and Short-term Investments - Short-Term Investments (Detail) - EUR (€) € in Thousands	Dec. 31, 2016	Dec. 31, 2015
Short Term Investments [Line Items]
Cost basis	€ 1,150,000	€ 950,000
Unrealized Gains	0	0
Unrealized Losses	0	0
Recorded Basis	1,150,000	950,000
Deposits [Member]
Short Term Investments [Line Items]
Unrealized Gains	0	0
Unrealized Losses	0	0
Recorded Basis	1,150,000	950,000
Short-term Investments	€ 1,150,000	€ 950,000